Property, Plant and Equipment ('PP&E')	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment ('PP&E")
Property, Plant and Equipment ('PP&E')

7. Property, plant and equipment (‘PP&E’)

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2019
Cost	4,233	2,285	1,322	7,840
Accumulated depreciation	(1,098)	(1,488)	(1,031)	(3,617)
Carrying amount	3,135	797	291	4,223

Additions	141	694	—	835
Depreciation	(1,485)	(433)	(134)	(2,052)
Effect of lease modification (note 22)	(566)	—	—	(566)
Disposals	—	—	—	—
Movement for the period	(1,910)	261	(134)	(1,783)

Balance at December 31, 2019
Cost	3,808	2,979	1,322	8,109
Accumulated depreciation	(2,583)	(1,921)	(1,165)	(5,669)
Carrying amount	1,225	1,058	157	2,440

Balance at January 1, 2020
Cost	3,808	2,979	1,322	8,109
Accumulated depreciation	(2,583)	(1,921)	(1,165)	(5,669)
Carrying amount	1,225	1,058	157	2,440

Additions	244	655	25	924
Depreciation	(1,750)	(498)	(107)	(2,355)
Recognition of right-of-use asset	16,332	—	—	16,332
Effect of lease modification (note 22)	1,260	—	—	1,260
Disposals	—	—	—	—
Movement for the period	16,086	157	(82)	16,161

Balance at December 31, 2020
Cost	21,644	3,634	1,347	26,625
Accumulated depreciation	(4,333)	(2,419)	(1,272)	(8,024)
Carrying amount	17,311	1,215	75	18,601

The depreciation charge for 2020 is included in the research and development costs for an amount of € 1,789,000  (2019: €1,583,000) and in the general and administrative costs for an amount of € 566,000  (2019: € 469,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 16,775,000 at December 31, 2020 (2019: € 606,000).